Federated Hermes Municipal High Yield Advantage Fund Annual Fund Operating Expenses - Federated Hermes Municipal High Yield Advantage Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2026
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	0.47%
Other Expenses (as a percentage of Assets):	0.62%	[2]
Expenses (as a percentage of Assets)	1.22%	[2]
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	1.04%	[2]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	0.47%
Other Expenses (as a percentage of Assets):	0.62%	[2]
Expenses (as a percentage of Assets)	1.97%	[2]
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	1.79%	[2]
F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	0.47%
Other Expenses (as a percentage of Assets):	0.62%	[2]
Expenses (as a percentage of Assets)	1.22%	[2]
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	1.04%	[2]
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.37%	[2]
Expenses (as a percentage of Assets)	0.97%	[2]
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	0.79%	[2]

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A shares and Class F shares pursuant to which the A class and F class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class or the F class of the Fund. The A class and F class of the Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	Other Expenses, Interest Expense, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect expenses expected to be incurred in the current fiscal year.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, F and IS Classes (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.